UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Scott C. Sipple
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: June 28, 2019

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West International Value Fund
(Institutional Class, Investor Class and Class L)
Semi-Annual Report
June 28, 2019
On June 5, 2018 the Securities and Exchange Commission (“SEC”) adopted new rule 30e-3 under the Investment Company Act of 1940. Subject to conditions, new rule 30e-3 will provide certain registered investment companies with an optional method to satisfy their obligations to transmit shareholder reports by making such reports and other materials accessible at a website address specified in a notice to investors.
Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.greatwestfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from your financial intermediary electronically by contacting your financial intermediary.
You may elect to receive all future reports in paper free of charge. You can contact (866) 345-5954 or make elections online at www.fundreports.com to let your financial intermediary know you wish to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Sector as of June 28, 2019 (unaudited)
Sector	Percentage of Fund Investments
Consumer, Non-cyclical	28.18%
Financial	16.03
Industrial	13.54
Consumer, Cyclical	10.78
Technology	10.14
Basic Materials	7.64
Energy	4.50
Communications	3.39
Utilities	1.46
Short Term Investments	4.34
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2019 to June 28, 2019).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/19)	(06/28/19)	(01/01/19 – 06/28/19)
Institutional Class
Actual	$1,000.00	$1,132.10	$3.71
Hypothetical (5% return before expenses)	$1,000.00	$1,021.00	$3.52
Investor Class
Actual	$1,000.00	$1,131.00	$5.59
Hypothetical (5% return before expenses)	$1,000.00	$1,019.30	$5.30
Class L
Actual	$1,000.00	$1,129.90	$6.89
Hypothetical (5% return before expenses)	$1,000.00	$1,018.00	$6.53
* Expenses are equal to the Fund's annualized expense ratio of 0.71% for the Institutional Class, 1.07% for the Investor Class and 1.32% for the Class L shares, multiplied by the average account value over the period, multiplied by 179/365 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL VALUE FUND
Schedule of Investments
As of June 28, 2019 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 7.83%
185,000	Anglo American PLC	$ 5,283,999
28,900	Arkema SA	2,686,672
54,200	BASF SE(a)	3,943,009
230,500	BlueScope Steel Ltd	1,959,930
80,800	Boliden AB	2,070,414
63,409	Brenntag AG	3,111,320
54,200	Covestro AG(b)	2,759,300
20,279	Croda International PLC	1,317,791
47,600	Dowa Holdings Co Ltd	1,530,087
80,500	Evonik Industries AG	2,345,598
6,836	Givaudan SA	19,308,498
631,768	Highland Gold Mining Ltd	1,637,580
149,300	JFE Holdings Inc	2,198,415
55,400	Kaneka Corp	2,088,730
104,500	Kansai Paint Co Ltd	2,196,181
710,000	Kingboard Holdings Ltd	1,977,464
383,200	Mitsubishi Chemical Holdings Corp	2,682,903
162,500	Mitsubishi Gas Chemical Co Inc	2,173,501
120,900	Mitsui Chemicals Inc	3,003,698
27,220	Novozymes A/S Class B	1,269,182
72,600	Rio Tinto Ltd	5,316,153
453,100	St Barbara Ltd	935,772
507,000	Sumitomo Chemical Co Ltd	2,360,766
89,443	Symrise AG	8,612,484
156,700	Teijin Ltd	2,677,154
66,300	UPM-Kymmene Oyj	1,764,047
		87,210,648
Communications — 3.47%
1,412,200	BT Group PLC	3,530,622
442,100	KDDI Corp	11,249,980
174,100	Nippon Telegraph & Telephone Corp	8,111,267
331,300	Orange SA(c)	5,225,629
296,000	Telefonica SA	2,434,098
250,600	Television Francaise 1	2,638,705
65,510	Thomson Reuters Corp	4,226,097
8,631	Wix.com Ltd(a)	1,226,465
		38,642,863
Consumer, Cyclical — 10.38%
42,400	Aisin Seiki Co Ltd	1,462,595
10,500	Autoneum Holding AG(c)	1,513,312
410,400	Barratt Developments PLC	2,985,445
39,800	Bayerische Motoren Werke AG	2,941,916
46,074	Cie Financiere Richemont SA	3,915,210
29,100	Cie Generale des Etablissements Michelin SCA	3,679,448
438,463	Compass Group PLC	10,507,987
73,300	Daimler AG	4,088,074
45,500	Daiwabo Holdings Co Ltd(a)	2,174,526
Shares		Fair Value
Consumer, Cyclical — (continued)
89,000	Deutsche Lufthansa AG	$ 1,525,978
929,000	Dixons Carphone PLC	1,290,693
100,600	EDION Corp(a)	936,851
85,811	Electrolux AB Series B	2,199,639
1,129,800	Esprit Holdings Ltd(a)(c)	215,498
35,500	Faurecia SA	1,646,556
132,100	Finnair OYJ	1,053,604
336,800	Greene King PLC	2,640,842
859,800	Harvey Norman Holdings Ltd(c)	2,460,385
110,800	Honda Motor Co Ltd	2,865,154
204,100	Inchcape PLC	1,598,169
440,100	International Consolidated Airlines Group SA(c)	2,388,562
329,300	ITOCHU Corp	6,308,409
56,500	Japan Airlines Co Ltd	1,803,239
157,600	JTEKT Corp	1,916,297
38,900	Kaufman & Broad SA(a)	1,488,005
1,038,600	Kingfisher PLC	2,829,585
100,100	Kohnan Shoji Co Ltd(a)	2,084,870
4,809	LVMH Moet Hennessy Louis Vuitton SE	2,044,429
346,800	Marubeni Corp	2,301,975
117,000	Mitsubishi Corp	3,091,770
369,400	Nissan Motor Co Ltd	2,645,816
72,500	Peugeot SA	1,784,404
694,700	Qantas Airways Ltd	2,636,307
366,571	Redrow PLC	2,533,860
32,900	Renault SA	2,068,432
31,200	Rheinmetall AG	3,823,906
43,644	Ryanair Holdings PLC Sponsored ADR(a)	2,799,326
144,300	Showa Corp	1,949,297
204,900	Sumitomo Corp	3,112,037
77,300	USS Co Ltd(a)	1,527,063
375,200	Volvo AB Class B	5,961,807
136,700	Yamaha Motor Co Ltd(c)	2,436,525
113,500	Yokohama Rubber Co Ltd(c)	2,089,746
856,000	Yue Yuen Industrial Holdings Ltd	2,347,856
		115,675,405
Consumer, Non-Cyclical — 27.74%
58,400	Adecco Group AG	3,509,687
52,700	Arcs Co Ltd(a)	1,052,593
230,000	Babcock International Group PLC	1,338,587
29,265	Bayer AG	2,029,829
349,138	Brambles Ltd	3,162,006
132,400	British American Tobacco PLC	4,622,046
172,000	Britvic PLC	1,939,510
66	Chocoladefabriken Lindt & Spruengli AG	480,363
420,400	Coca-Cola Amatil Ltd	3,018,061
170,617	Colgate-Palmolive Co	12,228,120
141,515	Danone SA	11,982,391
49,589	DENTSPLY SIRONA Inc	2,894,014

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL VALUE FUND
Schedule of Investments
As of June 28, 2019 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
341,703	Diageo PLC	$ 14,704,869
14,081	EssilorLuxottica SA	1,835,063
192,821	Experian PLC	5,838,035
10,600	Ezaki Glico Co Ltd(a)	472,556
460,600	GlaxoSmithKline PLC	9,231,517
89,335	Heineken NV	9,956,605
141,400	Imperial Brands PLC	3,317,626
815,700	Inghams Group Ltd	2,302,790
78,721	Intertek Group PLC	5,501,407
140,600	Ito En Ltd	6,561,827
524,500	J Sainsbury PLC	1,303,053
157,900	Kao Corp	12,048,460
58,950	Kerry Group PLC Class A	7,038,366
84,700	Kobayashi Pharmaceutical Co Ltd	6,076,759
249,600	Koninklijke Ahold Delhaize NV	5,603,445
9,800	Kose Corp	1,654,063
258,480	Leroy Seafood Group ASA	1,712,408
40,175	L'Oreal SA	11,422,885
716,900	Metcash Ltd(c)	1,296,631
131,100	METRO AG(c)	2,395,559
57,100	Morinaga Milk Industry Co Ltd(a)	2,260,972
281,095	Nestle SA	29,099,585
154,500	Nihon Kohden Corp(a)	4,198,014
21,800	Nissin Foods Holdings Co Ltd	1,406,138
84,300	Pernod Ricard SA	15,526,077
109,700	Prima Meat Packers Ltd(a)	2,095,958
46,200	Randstad NV	2,535,586
155,299	Reckitt Benckiser Group PLC	12,259,657
107,564	RELX PLC	2,608,233
260,369	Rentokil Initial PLC	1,314,195
54,300	Roche Holding AG	15,268,501
110,200	Rohto Pharmaceutical Co Ltd	3,000,357
107,100	Sanofi	9,255,831
381,400	Santen Pharmaceutical Co Ltd	6,340,829
196,800	Scandinavian Tobacco Group A/S(b)	2,293,549
78,200	Secom Co Ltd	6,738,480
3,186	SGS SA	8,120,667
22,000	Societa Iniziative Autostradali e Servizi SpA(a)	408,762
53,500	Sohgo Security Services Co Ltd(a)	2,472,888
438,200	Spire Healthcare Group PLC(b)	665,567
227,037	Tate & Lyle PLC	2,127,791
162,500	Terumo Corp	4,854,437
694,100	Tesco PLC	1,999,989
155,400	Toyo Suisan Kaisha Ltd	6,405,426
50,000	UCB SA	4,149,482
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
3,099,500	WH Group Ltd(b)	$ 3,144,111
		309,082,213
Energy — 4.60%
1,741,000	Beach Energy Ltd	2,448,557
945,400	BP PLC	6,585,203
41,504	Core Laboratories NV(c)	2,169,829
32,600	Landis+Gyr Group AG	2,600,481
65,300	OMV AG	3,183,028
220,997	Petrofac Ltd	1,208,649
394,400	Repsol SA	6,189,260
450,700	Royal Dutch Shell PLC Class B	14,765,141
189,000	Total SA	10,601,726
351,700	Z Energy Ltd	1,494,130
		51,246,004
Financial — 16.43%
248,600	3i Group PLC	3,515,610
76,500	Aareal Bank AG	2,015,294
160,100	ABN AMRO Bank NV(b)	3,425,740
27,100	Allianz SE	6,535,878
75,900	ASR Nederland NV	3,083,922
126,400	Australia & New Zealand Banking Group Ltd	2,508,957
417,300	Aviva PLC	2,209,731
151,800	AXA SA	3,986,530
615,700	Banco Bilbao Vizcaya Argentaria SA	3,434,179
386,200	Bank Leumi Le-Israel BM	2,791,471
498,400	Bank of Ireland Group PLC	2,607,441
66,100	BNP Paribas SA	3,133,490
222,200	Chiba Bank Ltd(a)	1,088,107
103,000	CNP Assurances	2,337,933
531,100	CYBG PLC	1,296,674
133,100	Dai-ichi Life Holdings Inc	2,013,770
239,000	Deutsche Wohnen SE	8,757,710
228,500	DNB ASA	4,257,788
19,803	Euronext NV(b)	1,498,279
7,303	Fairfax Financial Holdings Ltd	3,584,496
99,200	Fukuoka Financial Group Inc(a)	1,816,689
580,800	Gunma Bank Ltd	2,037,449
218,000	Hachijuni Bank Ltd	890,261
19,000	Helvetia Holding AG	2,385,064
163,183	Hiscox Ltd	3,503,951
69,600	Hitachi Capital Corp(a)	1,550,793
31,884	Julius Baer Group Ltd	1,420,562
27,674	Jyske Bank A/S(c)	959,976
638,500	Kerry Properties Ltd	2,682,031
32,257	LEG Immobilien AG	3,638,038
1,563,800	Legal & General Group PLC	5,355,632
312,800	Leopalace21 Corp(a)(c)	811,706
6,147,900	Lloyds Banking Group PLC	4,414,780
25,400	Macquarie Group Ltd	2,240,435
367,080	Mebuki Financial Group Inc	959,225

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL VALUE FUND
Schedule of Investments
As of June 28, 2019 (Unaudited)
Shares		Fair Value
Financial — (continued)
210,400	Mediobanca Banca di Credito Finanziario SpA	$ 2,169,603
354,000	Mitsubishi UFJ Lease & Finance Co Ltd(a)	1,881,135
730,500	Natixis SA	2,941,422
284,800	Nordea Bank Abp	2,067,987
326,800	North Pacific Bank Ltd	778,372
398,200	ORIX Corp	5,951,056
385,666	Quilter PLC(a)(b)	686,892
819,600	Resona Holdings Inc	3,419,035
524,000	Senshu Ikeda Holdings Inc	969,339
89,600	Shinoken Group Co Ltd(a)(c)	643,873
53,400	Societe Generale SA	1,347,784
102,300	Sompo Holdings Inc	3,957,125
810,300	Stockland REIT(a)	2,375,836
117,900	Sumitomo Mitsui Financial Group Inc	4,179,047
326,975	Svenska Handelsbanken AB Class A	3,226,816
12,700	Swiss Life Holding AG	6,296,485
46,680	Swiss Re AG	4,743,504
105,395	Sydbank A/S(c)	2,010,424
123,385	TAG Immobilien AG(a)	2,849,967
654,281	UBS Group AG	7,776,291
1,373,800	UnipolSai Assicurazioni SpA(c)	3,529,905
319,200	United Overseas Bank Ltd	6,170,819
190,664	Vonovia SE	9,107,986
15,000	Zurich Insurance Group AG	5,219,241
		183,049,536
Industrial — 13.87%
62,100	AGC Inc(c)	2,151,260
728,605	BAE Systems PLC	4,578,290
57,900	Bekaert SA	1,556,988
91,300	bpost SA	866,374
115,700	Brother Industries Ltd	2,191,517
2,832,000	China Resources Cement Holdings Ltd	2,741,813
69,600	Cie de Saint-Gobain	2,717,865
61,144	Deutz AG	594,842
43,100	Dfds A/S	1,830,489
6,800	Disco Corp	1,122,108
304,800	Fujikura Ltd(a)	1,150,538
127,245	GEA Group AG(a)	3,611,292
5,090	Geberit AG	2,379,201
221,366	Halma PLC	5,682,465
48,479	Hirose Electric Co Ltd	5,424,704
105,400	Hitachi Ltd	3,877,952
374,493	IMI PLC	4,938,518
133,000	Japan Aviation Electronics Industry Ltd	1,959,988
92,700	JM AB(a)(c)	2,132,087
269,400	Kitz Corp	1,890,431
166,200	Kloeckner & Co SE(c)	993,748
92,500	Komatsu Ltd	2,245,697
458,100	Koninklijke BAM Groep NV	2,029,666
26,300	Krones AG	2,118,939
Shares		Fair Value
Industrial — (continued)
70,900	Kumagai Gumi Co Ltd	$ 2,101,976
2,319,000	Lee & Man Paper Manufacturing Ltd	1,622,414
128,170	Legrand SA	9,370,359
185,600	LendLease Group	1,695,998
30,900	Leoni AG(a)(c)	511,146
60,000	Makino Milling Machine Co Ltd	2,433,383
89,700	MISUMI Group Inc	2,261,054
232,500	Mitsubishi Electric Corp	3,073,669
140,700	Nikon Corp	2,000,698
73,400	Nippon Electric Glass Co Ltd	1,865,548
36,472	Nordson Corp	5,153,858
536,200	NTN Corp	1,598,303
408,000	NWS Holdings Ltd	839,162
105,500	Omron Corp	5,533,061
372,100	Royal Mail PLC	1,000,861
117,700	Sandvik AB	2,162,862
9,945	Schindler Holding AG	2,216,720
131,598	Schneider Electric SE	11,907,369
25,400	Siemens AG	3,024,006
92,300	Signify NV(b)(c)	2,728,813
13,840	Sika AG	2,364,463
221,400	SKF AB Class B	4,075,828
10,100	SMC Corp	3,786,238
119,700	Sodick Co Ltd(c)	1,038,358
98,894	Spectris PLC	3,611,065
66,533	Spirax-Sarco Engineering PLC	7,762,879
34,200	Tsubakimoto Chain Co(a)	1,119,120
58,656	Wartsila OYJ Abp	851,675
77,270	Wienerberger AG	1,906,643
1,980,000	Xinyi Glass Holdings Ltd	2,079,900
108,200	Yokogawa Electric Corp	2,129,661
		154,613,862
Technology — 10.39%
158,964	Amadeus IT Group SA	12,597,183
98,675	Analog Devices Inc	11,137,447
45,219	ANSYS Inc(a)	9,261,756
31,762	ASM International NV	2,061,435
269,279	Cadence Design Systems Inc(a)	19,067,646
18,506	Check Point Software Technologies Ltd(a)	2,139,479
58,051	Dassault Systemes SE	9,259,443
28,463	Descartes Systems Group Inc(a)	1,053,058
265,366	Infineon Technologies AG	4,715,471
275,400	Konica Minolta Inc	2,683,382
358,971	Nomura Research Institute Ltd	5,772,703
59,800	Obic Co Ltd	6,795,984
2,174,000	PAX Global Technology Ltd	884,387
111,522	Samsung Electronics Co Ltd	4,541,212
32,874	SAP SE	4,506,758

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL VALUE FUND
Schedule of Investments
As of June 28, 2019 (Unaudited)
Shares		Fair Value
Technology — (continued)
258,800	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	$ 10,137,196
51,776	Texas Instruments Inc	5,941,814
71,600	Ulvac Inc(a)	2,281,394
45,802	WiseTech Global Ltd	896,321
		115,734,069
Utilities — 1.49%
1,543,900	A2A SpA	2,680,088
113,500	AGL Energy Ltd	1,596,204
1,361,700	Enel SpA(a)	9,498,881
188,200	Engie SA(a)	2,853,770
		16,628,943
TOTAL COMMON STOCK — 96.20% (Cost $1,072,588,338)		$1,071,883,543
PREFERRED STOCK
Consumer, Cyclical — 0.66%
240,113	Schaeffler AG	1,783,598
33,100	Volkswagen AG	5,575,289
		7,358,887
Consumer, Non-Cyclical — 1.13%
129,095	Henkel AG & Co KGaA	12,627,996
TOTAL PREFERRED STOCK — 1.79% (Cost $26,610,948)		$ 19,986,883
RIGHTS
Energy — 0.02%
305,700	Repsol SA(a)(c)	169,808
TOTAL RIGHTS — 0.02% (Cost $202,837)		$ 169,808
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 1.40%
$15,600,000	Federal Home Loan Bank 2.03%, 07/01/2019	$ 15,598,267
Repurchase Agreements — 3.05%
8,071,492	Undivided interest of 15.56% in a repurchase agreement (principal amount/value $51,967,681 with a maturity value of $51,978,551) with RBC Capital Markets Corp, 2.51%, dated 6/28/19 to be repurchased at $8,071,492 on 7/1/19 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.00%, 7/18/19 - 9/9/49, with a value of $53,007,035.(d)	8,071,492
8,071,492	Undivided interest of 16.58% in a repurchase agreement (principal amount/value $48,774,814 with a maturity value of $48,784,975) with Bank of America Securities Inc, 2.50%, dated 6/28/19 to be repurchased at $8,071,492 on 7/1/19 collateralized by various U.S. Government Agency securities, 3.30% - 4.50%, 6/1/46 - 7/1/49, with a value of $49,750,310.(d)	8,071,492
8,071,492	Undivided interest of 16.58% in a repurchase agreement (principal amount/value $48,774,814 with a maturity value of $48,784,975) with Citigroup Global Markets Inc, 2.50%, dated 6/28/19 to be repurchased at $8,071,492 on 7/1/19 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 9.50%, 7/2/19 - 1/20/63, with a value of $49,750,312.(d)	8,071,492

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL VALUE FUND
Schedule of Investments
As of June 28, 2019 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 1,696,674	Undivided interest of 20.68% in a repurchase agreement (principal amount/value $8,216,959 with a maturity value of $8,218,637) with Credit Agricole Securities (USA) Inc, 2.45%, dated 6/28/19 to be repurchased at $1,696,674 on 7/1/19 collateralized by a U.S. Treasury security, 0.13%, 4/15/21, with a value of $8,381,299.(d)	$ 1,696,674
8,071,492	Undivided interest of 25.25% in a repurchase agreement (principal amount/value $32,034,004 with a maturity value of $32,040,678) with Bank of Montreal, 2.50%, dated 6/28/19 to be repurchased at $8,071,492 on 7/1/19 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 5.50%, 8/15/19 - 5/20/68, with a value of $32,674,692.(d)	8,071,492
		33,982,642
SHORT TERM INVESTMENTS — 4.45% (Cost $49,580,909)		$ 49,580,909
TOTAL INVESTMENTS — 102.46% (Cost $1,148,983,032)		$1,141,621,143
OTHER ASSETS & LIABILITIES, NET — (2.46)%		$ (27,405,004)
TOTAL NET ASSETS — 100.00%		$1,114,216,139
(a)	Non-income producing security.
(b)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(c)	All or a portion of the security is on loan at June 28, 2019.
(d)	Collateral received for securities on loan.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
At June 28, 2019, the Fund held the following forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Depreciation
CIT	USD	21,597,417	JPY	2,359,453,000	August 22, 2019	$(379,209)
GS	USD	1,991,941	JPY	217,012,000	August 22, 2019	(29,371)
					Net Depreciation	$(408,580)
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL VALUE FUND
Schedule of Investments
As of June 28, 2019 (Unaudited)
Counterparty Abbreviations:
CIT	Citigroup Global Markets
GS	Goldman Sachs
Currency Abbreviations
JPY	Japanese Yen
USD	U.S. Dollar
Summary of Investments by Country as of June 28, 2019.
Country	Fair Value	Percentage of Fund Investments
Japan	$ 248,054,319	21.73%
United Kingdom	163,843,039	14.35
France	133,742,217	11.72
Switzerland	118,617,833	10.39
United States	115,265,564	10.10
Germany	110,544,930	9.68
Netherlands	49,858,461	4.37
Australia	31,534,190	2.76
Spain	24,824,528	2.17
Sweden	21,829,453	1.91
Hong Kong	18,534,636	1.62
Italy	18,287,240	1.60
Ireland	12,445,133	1.09
Taiwan	10,137,196	0.89
Canada	8,863,650	0.78
Denmark	8,363,621	0.73
Belgium	6,572,844	0.58
Singapore	6,170,819	0.54
Israel	6,157,415	0.54
Norway	5,970,197	0.52
Finland	5,737,313	0.50
Austria	5,089,671	0.45
South Korea	4,541,212	0.40
Bermuda	3,503,951	0.31
Russia	1,637,580	0.14
New Zealand	1,494,131	0.13
Total	$1,141,621,143	100.00%
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 28, 2019 (Unaudited)
Great-West International Value Fund
ASSETS:
Investments in securities, fair value (including $25,617,697 of securities on loan)(a)	$1,107,638,501
Repurchase agreements, fair value(b)	33,982,642
Cash	5,133,084
Cash denominated in foreign currencies, fair value(c)	3,437,745
Dividends receivable	4,720,289
Subscriptions receivable	738,588
Receivable for investments sold	3,889,872
Total Assets	1,159,540,721
LIABILITIES:
Payable for director fees	3,056
Payable for distribution fees	1,963
Payable for investments purchased	5,880,833
Payable for other accrued fees	233,511
Payable for shareholder services fees	69,460
Payable to investment adviser	565,088
Payable upon return of securities loaned	33,982,642
Redemptions payable	4,179,449
Unrealized depreciation on forward foreign currency contracts	408,580
Total Liabilities	45,324,582
NET ASSETS	$1,114,216,139
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$13,159,475
Paid-in capital in excess of par	1,075,035,291
Total distributable earnings	26,021,373
NET ASSETS	$1,114,216,139
NET ASSETS BY CLASS
Investor Class	$251,054,792
Class L	$10,803,377
Institutional Class	$852,357,970
CAPITAL STOCK:
Authorized
Investor Class	65,000,000
Class L	15,000,000
Institutional Class	200,000,000
Issued and Outstanding
Investor Class	23,644,161
Class L	1,043,425
Institutional Class	106,907,166
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$10.62
Class L	$10.35
Institutional Class	$7.97
(a) Cost of investments	$1,115,000,390
(b) Cost of repurchase agreements	$33,982,642
(c) Cost of cash denominated in foreign currencies	$3,420,994
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 28, 2019 (Unaudited)
Great-West International Value Fund
INVESTMENT INCOME:
Interest	$248,729
Income from securities lending	244,715
Dividends	24,793,768
Foreign withholding tax	(2,680,234)
Total Income	22,606,978
EXPENSES:
Management fees	3,551,634
Shareholder services fees – Investor Class	431,615
Shareholder services fees – Class L	18,467
Audit and tax fees	28,473
Custodian fees	159,376
Director's fees	10,228
Distribution fees – Class L	13,117
Legal fees	1,541
Pricing fees	5,651
Registration fees	57,065
Shareholder report fees	16,130
Transfer agent fees	6,769
Other fees	1,342
Total Expenses	4,301,408
Less amount waived by investment adviser	46,433
Net Expenses	4,254,975
NET INVESTMENT INCOME	18,352,003
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments and foreign currency transactions	16,977,693
Net realized gain on forward foreign currency contracts	413,972
Net Realized Gain	17,391,665
Net change in unrealized appreciation on investments and foreign currency translations	95,726,491
Net change in unrealized depreciation on forward foreign currency contracts	(459,759)
Net Change in Unrealized Appreciation	95,266,732
Net Realized and Unrealized Gain	112,658,397
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$131,010,400
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 28, 2019 and fiscal year ended December 31, 2018
Great-West International Value Fund	2019 (Unaudited)	2018
OPERATIONS:
Net investment income	$18,352,003	$19,894,854
Net realized gain	17,391,665	226,493,860
Net change in unrealized appreciation (depreciation)	95,266,732	(420,895,302)
Net Increase (Decrease) in Net Assets Resulting from Operations	131,010,400	(174,506,588)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	-	(50,137,033)
Class L	-	(2,593,074)
Institutional Class	-	(199,458,685)
From Net Investment Income and Net Realized Gains	0	(252,188,792)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	43,427,084	107,941,198
Class L	830,024	27,365,688
Institutional Class	116,404,509	216,123,549
Shares issued in reinvestment of distributions
Investor Class	-	50,137,033
Class L	-	2,593,074
Institutional Class	-	199,458,685
Shares redeemed
Investor Class	(51,671,792)	(144,433,304)
Class L	(1,650,923)	(75,475,271)
Institutional Class	(80,851,124)	(292,542,310)
Net Increase in Net Assets Resulting from Capital Share Transactions	26,487,778	91,168,342
Total Increase (Decrease) in Net Assets	157,498,178	(335,527,038)
NET ASSETS:
Beginning of Period	956,717,961	1,292,244,999
End of Period	$1,114,216,139	$956,717,961
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	4,265,866	7,997,280
Class L	84,199	2,041,712
Institutional Class	15,386,391	19,900,891
Shares issued in reinvestment of distributions
Investor Class	-	5,338,319
Class L	-	269,883
Institutional Class	-	28,325,074
Shares redeemed
Investor Class	(5,006,142)	(10,551,078)
Class L	(166,304)	(5,956,126)
Institutional Class	(10,453,444)	(26,106,474)
Net Increase	4,110,566	21,259,481
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL VALUE FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/28/2019(Unaudited)	$ 9.39	0.16	1.07	1.23	-	-	-	$10.62	13.10% (d)
12/31/2018	$14.24	0.21	(2.45)	(2.24)	(0.17)	(2.44)	(2.61)	$ 9.39	(15.57%)
12/31/2017	$11.71	0.13	2.95	3.08	(0.14)	(0.41)	(0.55)	$14.24	26.47%
12/31/2016	$11.56	0.12	0.34	0.46	(0.08)	(0.23)	(0.31)	$11.71	3.88%
12/31/2015	$11.08	0.15	0.57	0.72	(0.09)	(0.15)	(0.24)	$11.56	6.45%
12/31/2014	$11.11	0.13	(0.01)	0.12	(0.11)	(0.04)	(0.15)	$11.08	0.99%
Class L
06/28/2019(Unaudited)	$ 9.16	0.14	1.05	1.19	-	-	-	$10.35	12.99% (d)
12/31/2018	$13.82	0.18	(2.40)	(2.22)	(0.00) (e)	(2.44)	(2.44)	$ 9.16	(15.91%)
12/31/2017	$11.38	0.09	2.87	2.96	(0.11)	(0.41)	(0.52)	$13.82	26.14%
12/31/2016	$11.21	0.15	0.25	0.40	-	(0.23)	(0.23)	$11.38	3.50%
12/31/2015	$10.80	0.02	0.64	0.66	(0.10)	(0.15)	(0.25)	$11.21	6.07%
12/31/2014	$10.78	0.21	(0.14)	0.07	(0.01)	(0.04)	(0.05)	$10.80	0.61%
Institutional Class
06/28/2019(Unaudited)	$ 7.04	0.13	0.80	0.93	-	-	-	$ 7.97	13.21% (d)
12/31/2018	$11.51	0.20	(1.98)	(1.78)	(0.25)	(2.44)	(2.69)	$ 7.04	(15.30%)
12/31/2017	$ 9.57	0.14	2.42	2.56	(0.21)	(0.41)	(0.62)	$11.51	26.93%
12/31/2016	$ 9.53	0.13	0.28	0.41	(0.14)	(0.23)	(0.37)	$ 9.57	4.26%
12/31/2015 (f)	$10.00	0.06	(0.27)	(0.21)	(0.11)	(0.15)	(0.26)	$ 9.53	(2.12%) (d)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
06/28/2019 (Unaudited)	$251,055	1.08% (h)	1.07% (h)	3.17% (h)	13% (d)
12/31/2018	$228,890	1.07%	1.06%	1.53%	76%
12/31/2017	$307,599	1.06%	1.04%	1.00%	14%
12/31/2016	$296,643	1.08%	1.08%	0.98%	22%
12/31/2015	$307,269	1.10%	1.10%	1.30%	29%
12/31/2014	$659,948	1.10%	1.10%	1.14%	29%
Class L
06/28/2019 (Unaudited)	$ 10,803	1.88% (h)	1.32% (h)	2.90% (h)	13% (d)
12/31/2018	$ 10,315	1.40%	1.32%	1.36%	76%
12/31/2017	$ 65,907	1.38%	1.34%	0.64%	14%
12/31/2016	$ 5,603	1.41%	1.41%	1.31%	22%
12/31/2015	$ 8,073	1.63%	1.45%	0.19%	29%
12/31/2014	$ 583	3.16%	1.45%	1.95%	29%
Institutional Class
06/28/2019 (Unaudited)	$852,358	0.71% (h)	0.71% (h)	3.56% (h)	13% (d)
12/31/2018	$717,513	0.71%	0.71%	1.86%	76%
12/31/2017	$918,739	0.71%	0.71%	1.30%	14%
12/31/2016	$673,654	0.72%	0.72%	1.32%	22%
12/31/2015 (f)	$572,020	0.72% (h)	0.72% (h)	0.88% (h)	29%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Amount was less than $0.01 per share.
(f)	Institutional Class inception date was May 1, 2015.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL VALUE FUND
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-seven funds. Interests in the Great-West International Value Fund (the Fund) are included herein. The investment objective of the Fund is to seek long-term growth of capital. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.
The Fund offers three share classes, referred to as Investor Class, Class L and Institutional Class shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Expenses incurred by Great-West Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Semi-Annual Report - June 28, 2019

Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Rights	Exchange traded close price, bids and evaluated bids.
Short Term Investments	Maturity date, credit quality and interest rates.
Forward Foreign Currency Contracts	Foreign currency spot and forward rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of June 28, 2019, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector, industry or geography classifications, as applicable, are included in the Schedule of Investments.

Semi-Annual Report - June 28, 2019

	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 115,841,216	$ 956,042,327	$ —	$ 1,071,883,543
Preferred Stock	—	19,986,883	—	19,986,883
Rights	—	169,808	—	169,808
Short Term Investments	—	49,580,909	—	49,580,909
Total Assets	$ 115,841,216	$ 1,025,779,927	$ 0	$ 1,141,621,143
Liabilities
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	(408,580)	—	(408,580)
Total Liabilities	$ 0	$ (408,580)	$ 0	$ (408,580)
(a)	Forward Foreign Currency Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Foreign Currency Translations and Transactions
The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.
The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates. These gains and losses are included in net realized gain or loss and change in net unrealized appreciation or depreciation on the Statement of Operations.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO). Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Semi-Annual Report - June 28, 2019

Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments, adjustments for passive foreign investment corporations and foreign currency reclassifications.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 28, 2019 were as follows:
Federal tax cost of investments	$1,151,993,109
Gross unrealized appreciation on investments	119,103,199
Gross unrealized depreciation on investments	(129,883,745)
Net unrealized depreciation on investments	$(10,780,546)
2.  DERIVATIVE FINANCIAL INSTRUMENTS
The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.
In pursuit of the Fund's investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:
Equity Risk - The risk that relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Foreign Exchange Risk - The risk that adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Fund to lose money on investments denominated in foreign currencies.
The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
The Fund is subject to enforceable master netting agreements, or netting arrangements, with certain counterparties. These agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying offsetting mechanisms and collateral posting arrangements at pre-arranged exposure levels. Collateral or margin requirements are set by the broker or exchange clearing house for exchanged traded derivatives while collateral terms are contract specific for OTC traded derivatives.
Derivative counterparty credit risk is managed through an evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements

Semi-Annual Report - June 28, 2019

contain various provisions, including but not limited to collateral requirements, events of default, or early termination. OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.
Forward Foreign Currency Contracts
The Fund enters into OTC forward foreign currency contracts (forward contracts) primarily to capture potential returns from changes in currency exchange rates or to reduce the risk of undesired currency exposure. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate.
Forward contracts are reported in a table following the Schedule of Investments. The unrealized appreciation or depreciation is reported on the Statement of Assets and Liabilities and on the Statement of Operations within the net change in unrealized appreciation or depreciation. Upon the closing of such contract the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars is recorded as net realized gain or loss on the Statement of Operations. The Fund held an average notional amount of $24,807,881 in forward contracts for the reporting period.
Valuation of derivative investments as of June 28, 2019 is as follows:
	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Foreign exchange contracts (forwards)			Unrealized depreciation on forward foreign currency contracts	$(408,580)
The effect of derivative investments for the period ended June 28, 2019 is as follows:
	Net Realized Gain (Loss)		Net Change in Unrealized Gain (Loss)
Risk Exposure	Statement of Operations Location	Fair Value	Statement of Operations Location	Fair Value
Foreign exchange contracts (forwards)	Net realized gain on forward foreign currency contracts	$413,972	Net change in unrealized depreciation on forward foreign currency contracts	$(459,759)
Concentration of Risk
The Fund may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.
3.  OFFSETTING ASSETS AND LIABILITIES
The Fund enters into derivative transactions with several approved counterparties. Certain transactions are effected under agreements which include master netting arrangements which provide for the netting of payment obligations and/or netting in situations of counterparty default. The following table summarizes the Fund's financial investments that are subject to an enforceable master netting arrangement at June 28, 2019.
		Gross Amounts Not Offset on the Statement of Assets and Liabilities
Investments:	Gross Amount Presented in the Statement of Assets and Liabilities (a)	Financial Investments Available for Offset	Financial Investments Collateral Received	Cash Collateral Pledged (Received)	Net Amount
Derivative Liabilities (forward contracts)	$(408,580)	$—	$—	$—	$(408,580)
(a) OTC derivatives are reported gross on the Statement of Assets and Liabilities.

Semi-Annual Report - June 28, 2019

4.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.67% of the Fund’s average daily net assets. Certain administration and accounting services fees for the Fund are included in the investment advisory agreement.
The Adviser has contractually agreed to waive fees or reimburse expenses that exceed an annual rate of 0.72% of the Fund's average daily net assets attributable to each Class, including management fees and expenses paid directly by the Fund, excluding shareholder services fees, distribution fees and certain extraordinary expenses (the "Expense Limit"). The agreement's current term ends on April 30, 2020 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.
The Adviser is permitted upon approval by the Board of Directors to recoup amounts waived or reimbursed by the Fund in future periods, not exceeding three years, if the Fund's other expenses including such recoupment do not exceed the Expense Limit. At June 28, 2019, the amounts subject to recoupment were as follows:
Expires December 31, 2020	Expires December 31, 2021	Expires June 28, 2022	Recoupment of Past Reimbursed Fees by the Adviser
$106,837	$47,294	$46,433	$0
The Adviser and Great-West Funds have entered into sub-advisory agreements with LSV Asset Management and Massachusetts Financial Services Company. The Adviser is responsible for compensating the Sub-Advisers for their services.
Great-West Funds has entered into a shareholder services agreement with GWL&A. Pursuant to the shareholder services agreement, GWL&A provides recordkeeping and shareholder services to shareholders and account owners and receives from the Investor Class and Class L shares of the Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund. The Fund has entered into a plan of distribution which provides for compensation for distribution of Class L shares and for providing or arranging for the provision of services to Class L shareholders. The distribution plan provides for a maximum fee equal to an annual rate of 0.25% of the average daily net assets of the Class L shares.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-seven funds for which they serve as directors was $540,000 for the period ended June 28, 2019.
5.  PURCHASES AND SALES OF INVESTMENTS
For the period ended June 28, 2019, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $186,092,503 and $141,455,114, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.
6.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The fair value of the loaned securities is determined daily at the close of business of the Fund and necessary collateral adjustments are made between the Fund and its counterparties on the next business day through the delivery or receipt of additional collateral. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of June 28, 2019, the Fund

Semi-Annual Report - June 28, 2019

had securities on loan valued at $25,617,697 and received collateral as reported on the Statement of Assets and Liabilities of $33,982,642 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.
Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. The following table summarizes the cash collateral liability under the securities lending agreement by class of securities loaned as of June 28, 2019. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.
Security lending transactions	Total (a)
Common Stocks	$33,812,333
Rights	170,309
Total secured borrowings	$33,982,642
(a)	The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.
7.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
8.  SUBSEQUENT EVENT
Management has reviewed all events subsequent to June 28, 2019, including the estimates inherent in the process of preparing these financial statements, through the date the financial statements were issued. No subsequent events requiring adjustment or disclosure have occurred.

Semi-Annual Report - June 28, 2019

Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form NPORT-EX. Great-West Funds’ Forms NPORT-EX are available on the SEC website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Great-West Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 17, 2019 (the “Meeting”), approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between Great-West Capital Management, LLC (“GWCM”) and the Company, on behalf of Great-West International Value Fund (the “Fund”), a series of the Company, and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) by and among the Company, GWCM and Massachusetts Financial Services Company (the “Sub-Adviser” or “MFS”), with respect to the Fund.
Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the Fund’s operation. In addition, GWCM is responsible for allocating the Fund’s assets among one or more sub-advisers—including, in this case, MFS. In this connection, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits GWCM to enter into and materially amend the Sub-Advisory Agreement with Board approval but without shareholder approval. Under this structure, GWCM is also responsible for monitoring and evaluating the performance of the Sub-Adviser for its sleeve of the Fund and for recommending the hiring, termination and replacement of the Sub-Adviser to the Board.
Pursuant to the Sub-Advisory Agreement, the Sub-Adviser, subject to general supervision and oversight by GWCM and the Board, is responsible for the day-to-day management of the investment and reinvestment of its allocated portion of the Fund’s portfolio, which includes making decisions to buy, sell or hold any particular security.
On March 18, 2019, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by GWCM and the Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreement (collectively, the “Agreements” or each, an “Agreement”), and met separately with representatives of Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data,1 and with GWCM to review comparative information on the Fund’s investment performance, fees and expenses. The Independent Directors also considered additional information provided in response to their requests made following the March meeting. In addition, at the Meeting, the Independent Directors met with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Fee Consultant”) to review comparative information regarding the Fund’s investment performance, fees and expenses, and further discussed such information with GWCM.

1 In 2015, Broadridge acquired the fiduciary services and competitive intelligence business unit from Lipper, Inc. (“Lipper”).

In approving the continuation of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.
Based upon its review of the Agreements and the information provided to it, the Board concluded that each Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by GWCM and the Sub-Adviser (each, an “adviser”). Among other things, the Board considered, as applicable, each adviser’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and to obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. The Board also reviewed, as applicable, the qualifications, background and responsibilities of the senior personnel serving the Fund and the portfolio management team responsible for the day-to-day management of the Fund, as well as each adviser’s efforts to attract, retain and motivate capable personnel to serve the Fund. In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies, its investment decision-making process, its disaster recovery procedures, including cyber security risk mitigation, its overall financial condition, its technical resources, operational capabilities, and compliance policies and procedures, including for liquidity risk management oversight, as well as the Sub-Adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. Consideration also was given to the fact that the Board meets with representatives of the Sub-Adviser each year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, were taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by GWCM and the Sub-Adviser.
Investment Performance
The Board considered the investment performance of the Fund. The Board reviewed performance information for the Fund’s Investor Class and Institutional Class as compared against its benchmark index and a “performance universe” of peer funds compiled by Broadridge, based on Lipper fund categorizations. This performance data included, among other things, annualized returns for the one-, three-, five- and ten-year periods ended December 31, 2018 for the Investor Class, and, with respect to the Institutional Class, annualized returns for the one- and three-year periods ended December 31, 2018. In evaluating the performance of the Fund, the Board noted how the Fund performed relative to the returns of the benchmark index and the performance universe. In addition, the Board noted that it also had received and discussed at periodic intervals information comparing the Fund’s performance to that of its benchmark index and to a peer group of funds.
The Board observed that the annualized returns of the Fund’s Investor Class were in the third quintile of its performance universe for the one-year period ended December 31, 2018, in the second quintile of its performance universe for the three-year period ended December 31, 2018, and in the first quintile of its performance universe for each of the five- and ten-year periods ended December 31, 2018 (the first quintile being the best performers and the fifth quintile being the worst performers). The annualized returns of the Fund’s Institutional Class were in the third and second quintiles of its performance universe for the one- and three-year periods ended December 31, 2018, respectively. The Board also observed that, with the exception of the annualized returns of each Class for the one-year period ended December 31, 2018, the Fund outperformed its benchmark index for each period reviewed. Accordingly, the Board determined that it was satisfied with the information provided regarding the Fund’s investment performance.
Costs and Profitability

The Board considered the costs of services provided by GWCM and the Sub-Adviser from their relationships with the Fund. The Board also reviewed an analysis prepared by Broadridge regarding the actual net advisory fee, sub-advisory fee and advisory fee retained by GWCM for the Fund’s Investor Class and Institutional Class, as compared to shares of other sub-advised funds within the same Lipper classification and publicly disclosed sub-advisory fees.
With respect to the costs of services, the Board considered the structure and the level of the investment management fees and other expenses payable by the Fund. In this regard, the Board noted that, effective May 1, 2017, the structure of the investment management fee payable by the Fund changed to a structure in which GWCM absorbs the costs associated with fund accounting, which were previously paid directly by the Fund in its investment management fee and noted that GWCM’s investment management fee increased commensurate with the costs of these services as of December 31, 2015. The Board further noted that GWCM has contractually agreed, for a one-year renewable term, through April 30, 2020, to limit the fees and expenses of the Fund to the total expense ratio of the Fund as of December 31, 2015, and that in the future GWCM may increase the expense limit only with the approval of the Board.
The Board noted that GWCM, not the Fund, pays the sub-advisory fee to the Sub-Adviser and that such fee was negotiated at arm’s length between GWCM and the Sub-Adviser. In evaluating the management fee and total expense ratio of the Fund’s Investor and Institutional Classes, the Board considered the fees payable by and the total expense ratios of peer groups of funds managed by other investment advisers, as determined by Broadridge, based on Lipper fund classifications. Specifically, the Board considered for each class (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable). In addition, the Board considered the Fund’s total expense ratio in comparison to the median expense ratios for all funds in the peer groups.
The Board observed that the Fund’s Contractual Management Fee for each class was lower than the median contractual management fees of its respective peer group of funds. The Board also observed that the total annual operating expense ratio for each of the Fund’s Investor Class and Institutional Class was in the first and second quintiles, respectively, of its respective peer group (with the first quintile being the lowest expenses and the fifth quintile being the highest expenses), which was below the peer group median. In addition, the Board reviewed a report from the Independent Fee Consultant assessing expenses in the context of performance and noted the Independent Fee Consultant’s conclusion that the management fees and total expenses of the Fund are reasonable in relation to the services delivered.
The Board received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that GWCM does not manage other client accounts in the same investment style as the Fund. The Board also received information regarding the fees charged by the Sub-Adviser to separate accounts and other products managed by the Sub-Adviser and noted that where the fee charged to GWCM was higher than that charged to other clients, the Board determined that the fee charged to GWCM was reasonable.
The Board further considered the overall financial soundness of GWCM and the Sub-Adviser and the profits estimated to have been realized by GWCM and its affiliates and by the Sub-Adviser. The Board reviewed the financial statements and profitability information from GWCM and the Sub-Adviser. In evaluating the information provided by GWCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed a report from Broadridge comparing pre-tax investment management profitability margins for the latest fiscal year for certain publicly-traded advisers to fund complexes, as compared to GWCM’s estimated complex-level profits. The Board considered that, while GWCM’s profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business and the adviser’s assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM and its affiliates and the Sub-Adviser were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale

The Board considered the extent to which economies of scale may be realized as the Fund grows and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and GWCM, respectively, and whether those fees include breakpoints, as well as comparative fee information, the profitability and financial condition of GWCM, and the current level of Fund assets. Based on the information provided, the Board concluded that, although there were no current breakpoints in the management fee, any economies of scale currently being realized were appropriately reflected in the management fee paid by the Fund.
Other Factors
The Board considered ancillary benefits derived or to be derived by GWCM or the Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board. The Board noted where services were provided to the Fund by affiliates of GWCM, including in particular the shareholder services provided by GWCM’s parent company, Great-West Life and Annuity Insurance Company (“GWLA”). The Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWLA and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by GWCM or the Sub-Adviser.
Conclusion
Based upon all the information considered and the conclusions reached, the Board determined that the terms of each Agreement continue to be reasonable and that the continuation of the Agreements is in the best interests of the Fund.

ITEM 2.	CODE OF ETHICS.
Not required in filing.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not required in filing.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required in filing.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6.	INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	DISCLOSURE OF LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 13.	EXHIBITS.
(a)   (1) Code of Ethics required by Item 2 of Form N-CSR is incorporated by reference to registrant’s Form N-CSRs filed on March 1, 2018 (File No. 2-75503).
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(4) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Scott C. Sipple

Scott C. Sipple
President & Chief Executive Officer
Date:August 22, 2019
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Scott C. Sipple

Scott C. Sipple
President & Chief Executive Officer
Date:August 22, 2019
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:August 22, 2019